SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Summary of Primary Liabilities Associated With Customer Contracts
The following table summarizes the activities related to contract and contract-related liabilities:

	December 31, 2019	December 31, 2018	Increase/ (Decrease)	December 31, 2018	January 1, 2018	Increase/ (Decrease)
Outstanding gaming chips and tokens	$473,330	$638,702	$(165,372)	$638,702	$464,613	$174,089
Loyalty program liabilities	39,591	46,729	(7,138)	46,729	42,929	3,800
Advanced customer deposits and ticket sales	255,884	386,869	(130,985)	386,869	423,603	(36,734)

	$768,805	$1,072,300	$(303,495)	$1,072,300	$931,145	$141,155

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income
The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2019	2018	2017
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,436,569,083	1,506,551,789	1,484,379,459

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	6,878,339	9,858,273	11,689,000

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,443,447,422	1,516,410,062	1,496,068,459

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	8,053,109	7,200,837	6,624,345